OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS, NET
Schedule of Other Non-current Assets

	As of December 31,
	2020	2021
	RMB	RMB

Prepaid long-term deposit and loans to lock-up an equity interest investment (Note i)	89,929	103,009
Long-term receivables from Jinghan Taihe (Note ii & Note 23)	13,723	13,723
Long-term restricted cash (Note iii)	19,373	18,950
Long-term lease deposits	3,603	3,087
Long-term subsidy receivable (Note 7(iii) & Note 23)	6,577	—
Others	5,862	3,595
Total	139,067	142,364